Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash provided by (used in) Operating activities
Net earnings	$ 145,007	$ 156,130
Items not affecting cash:
Depreciation and amortization	110,140	98,965
Deferred income tax	7,436	(2,616)
Contingent acquisition consideration fair value adjustments	(594)	10,236
Gain on disposal of business	0	(12,518)
Gain on sale of building asset	0	(7,291)
Stock-based compensation and other	18,965	15,755
Changes in non-cash working capital:
Accounts receivable	(69,671)	(86,943)
Inventories	(71,517)	(15,505)
Prepaid expenses and other current assets	266	(8,591)
Accounts payable	11,545	(10,363)
Accrued liabilities	(8,844)	12,329
Income tax payable	(13,819)	(4,783)
Unearned revenues	3,821	18,075
Other liabilities	(26,842)	17,662
Contingent acquisition consideration paid	0	(13,273)
Net cash provided by operating activities	105,893	167,269
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(51,994)	(163,221)
Disposal of businesses, net of cash disposed (note 6)	0	15,780
Purchases of fixed assets	(77,609)	(58,204)
Other investing activities	(31,197)	(675)
Net cash used in investing activities	(160,800)	(206,320)
Financing activities
Increase in long-term debt	150,156	130,480
Repayment of long-term debt	(70,000)	(68,422)
Financing fees paid	(2,468)	0
Purchases of non-controlling interests	(21,794)	(7,860)
Sale of interests in subsidiaries to non-controlling interests	343	1,350
Contingent acquisition consideration paid	(6,806)	(12,252)
Proceeds received on exercise of stock options	12,296	21,583
Dividends paid to common shareholders	(34,884)	(31,207)
Distributions paid to non-controlling interests	(8,061)	(9,241)
Net cash provided by financing activities	18,782	24,431
Effect of exchange rate changes on cash	1,202	(47)
Decrease in cash, cash equivalents and restricted cash	(34,923)	(14,667)
Cash, cash equivalents and restricted cash, beginning of year	194,271	208,938
Cash, cash equivalents and restricted cash, end of year	$ 159,348	$ 194,271